Intangible Assets	6 Months Ended
Oct. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
6.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the six months ended October 31, 2024 and the year ended April 30, 2024 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Impairments and disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(136)	(3)	(5)	(739)
Balance, April 30, 2024	33	30,718	7,927	136	—	38,814
Foreign exchange	—	927	239	4	—	1,170
Balance, October 31, 2024	33	31,645	8,166	140	—	39,984

Accumulated Amortization:
Balance, April 30, 2023	14	4,775	7,633	136	132	12,690
Amortization	19	2,666	216	2	65	2,968
Disposal	—	—	—	—	(193)	(193)
Foreign exchange	—	(74)	(128)	(2)	(4)	(208)
Balance, April 30, 2024	33	7,367	7,721	136	—	15,257
Amortization	—	1,184	35	—	—	1,219
Foreign exchange	—	261	236	4	—	501
Balance, October 31, 2024	33	8,812	7,992	140	—	16,977

Net Book Value:
April 30, 2024	—	23,351	206	—	—	23,557
October 31, 2024	—	22,833	174	—	—	23,007